Mergers and Acquisitions (Details) - Schedule of fair value of even financial’s acquired assets and liabilities - USD ($) $ in Thousands	Feb. 17, 2022	Nov. 15, 2021
Assets
Cash and cash equivalents	$ 4,501	$ 51
Enterprise receivables	9,863
Property and equipment	441	1,281
Intangible assets	190,320	17,780
Goodwill	109,375	30,976
Other assets	3,354	98
Total assets	317,854	54,946
Liabilities:
Accounts payable and accrued liabilities	9,258	1,971
Other liabilities	37,566	290
Total liabilities	46,824	2,261
Net assets and liabilities acquired	$ 271,030	52,685
Assets
Other receivables		$ 4,760